Patents and software - Paragraphs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment recognized on intangible assets	€ 0	€ 0
Amount of intangible asset	2,673	2,400	€ 1,910
Cash paid to acquire intangible assets	214	282	113
CEO
Disclosure of detailed information about intangible assets [line items]
Cash paid to acquire intangible assets	180	270
GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	3,412	2,962	2,329
Patents
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	2,665	2,383	1,887
Patents | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	€ 3,380	€ 2,930	€ 2,300
Patents rights acquired from the Company's CEO
Disclosure of detailed information about intangible assets [line items]
Amortization period	19 years
Patents rights acquired from the Company's CEO | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Amount of intangible asset	€ 1,080